Postretirement Benefit Plans (Health Care Cost Trend Rates) (Detail) - Defined Benefit Postretirement Health And Life Coverage [Member]	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Health care cost trend rate assumed for next year	6.00%	5.50%	6.50%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.50%	5.50%	5.50%
Year that the rate reaches the ultimate trend rate	2018	2016	2016